Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Tax at statutory rate	20.00%	20.00%	20.00%